Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 47,481	$ 46,845
Receivables, net of allowance for credit losses of $1.3 million (2025: $1.3 million)	66,324	47,537
Prepaid expenses and other assets	2,678	3,687
Advances and deposits	2,449	4,869
Inventories	14,296	8,912
Vessel held for sale	22,062	0
Total current assets	155,290	111,850
Non-current assets
Investments and other assets, net	4,898	4,983
Vessels and vessel equipment, net	569,182	638,123
Advances for Vessels under construction	18,662	0
Deferred drydock expenditures, net	20,434	27,068
Advances for vessel equipment	2,655	0
Deferred finance fees, net	4,254	4,920
Operating lease, right-of-use asset	1,403	1,780
Total non-current assets	621,488	676,874
TOTAL ASSETS	776,778	788,724
Current liabilities
Accounts payable	9,700	5,066
Accrued expenses and other liabilities	15,832	18,585
Deferred revenue	3,597	1,598
Current portion of operating lease obligations	421	598
Total current liabilities	29,550	25,847
Non-current liabilities
Non-current portion of long-term debt	61,215	127,000
Non-current portion of operating lease obligations	1,024	1,272
Other non-current liabilities	268	268
Total non-current liabilities	62,507	128,540
TOTAL LIABILITIES	92,057	154,387
Stockholders' equity
Common stock	444	443
Additional paid in capital	480,407	478,619
Treasury stock	(33,524)	(33,524)
Retained earnings	237,394	188,799
Total stockholders' equity	684,721	634,337
TOTAL LIABILITIES AND EQUITY	$ 776,778	$ 788,724